UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wesley Capital Management, LLC
Address: 717 5th Avenue, 14th Floor
         New York, NY 10022

13F File Number: ______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur Wrubel
Title: Managing Member
Phone: 212-421-7002

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                 New York, NY                 February 14, 2008
-----------------                --------------                -----------------
   [Signature]                   [City, State]                       [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Khoury
Title: Managing Member
Phone: 212-421-7002

Signature, Place, and Date of Signing:

/s/ John Khoury                   New York, NY                 February 14, 2008
-----------------                --------------                -----------------
  [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                    Name

28-____________                    _____________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $ 1,443,417
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                                   Title of                  Value      Share / Prn   Share /   Put /     Investment
Name of Issuer                       Class      Cusip        (000)         Amount      Prn      Call      Discretion

PUT/ACAS(DQSNF) @ 30
  EXP 02/16/2008                      PUT      024937104       707       6,735          SH       PUT      SHARED - DEFINED
APARTMENT INVT & MGMT CO
  CL-A CMN CLASS A                    COM      03748R101     131,200     3,777,717      SH                SHARED - DEFINED
ARBOR REALTY TRUST, INC. CMN          COM      038923108      11,514     714,696        SH                SHARED - DEFINED
PUT/BAC(BACNI) @ 45 EXP
  02/16/2008                          PUT      060505104      3,255      7,750          SH       PUT      SHARED - DEFINED
BANKUNITED FINANCIAL CORP
  CL-A CMN CLASS A                    COM      06652B103      2,549      369,368        SH                SHARED - DEFINED
BRANDYWINE REALTY TRUST
  NEW CMN                             COM      105368203      31,180     1,739,004      SH                SHARED - DEFINED
CAPLEASE INC CMN                      COM      140288101        8        1,000          SH                SHARED - DEFINED
CORRECTIONS CORP OF AMERICA CMN       COM      22025Y407     136,135     4,613,191      SH                SHARED - DEFINED
COUSINS PPTYS INC CMN                 COM      222795106      3,956      178,991        SH                SHARED - DEFINED
DOUGLAS EMMETT INC. CMN               COM      25960P109      28,643     1,266,838      SH                SHARED - DEFINED
GENERAL GROWTH PROPERTIES
  INC CMN                             COM      370021107     138,953     3,374,272      SH                SHARED - DEFINED
GLIMCHER REALTY TRUST SBI CMN         COM      379302102      44,119     3,087,436      SH                SHARED - DEFINED
HIGHWOODS PROPERTIES INC CMN          COM      431284108      9,181      312,500        SH                SHARED - DEFINED
HILLTOP HOLDINGS INC CMN              COM      432748101      19,809     1,814,000      SH                SHARED - DEFINED
THE HOME DEPOT, INC. CMN              COM      437076102      2,883      107,000        SH                SHARED - DEFINED
IRSA INVERSIONES Y REPRESENTAC
  IONES S A GDS REPSTG 10 SHS         COM      450047204      17,639     1,214,000      SH                SHARED - DEFINED
INTERSTATE HOTELS & RESRTS
  INC CMN                             COM      46088S106      6,138      1,550,000      SH                SHARED - DEFINED
PUT/JLL(JLLOT) @ 100
  EXP 03/22/2008                      PUT      48020Q107      9,958      3,500          SH       PUT      SHARED - DEFINED
KILROY RLTY CORP COMMON STOCK         COM      49427F108      56,180     1,022,200      SH                SHARED - DEFINED
LIBERTY PROPERTY TRUST SBI CMN        COM      531172104      28,401     985,808        SH                SHARED - DEFINED
MACK-CALI REALTY CORP CMN             COM      554489104      5,362      157,700        SH                SHARED - DEFINED
MAGUIRE PPTYS INC CMN                 COM      559775101     127,759     4,335,207      SH                SHARED - DEFINED
MARRIOTT INTERNATIONAL INC
  CL-A (NEW) CLASS A                  COM      571903202     114,770     3,357,800      SH                SHARED - DEFINED
NRDC ACQUISITION CORP.
  1 UNT=1SHR+1WRN                    OTHER     62941R201      15,000     1,500,000      SH                SHARED - DEFINED
PARKWAY PROPERTIES INC MD CMN         COM      70159Q104       692       18,700         SH                SHARED - DEFINED
POST PROPERTIES INC CMN               COM      737464107     136,689     3,892,047      SH
STRATEGIC HOTELS & RESORTS
  INC CMN                             COM      86272T106      58,855     3,517,928      SH                SHARED - DEFINED
SUN COMMUNITIES INC CMN               COM      866674104      37,160     1,763,640      SH                SHARED - DEFINED
SUNRISE SENIOR LIVING INC CMN         COM      86768K106      86,643     2,824,076      SH                SHARED - DEFINED
CALL/SRZ(SRZAH) @ 40
  EXP 01/19/2008                     CALL      86768K106        9        619            SH      CALL      SHARED - DEFINED
TEJON RANCH CO CMN                    COM      879080109      91,159     2,231,565      SH                SHARED - DEFINED
THOMAS PPTYS GROUP INC CMN            COM      884453101      7,858      728,899        SH                SHARED - DEFINED
PUT/TMA(TMAMU) @ 7.5
  EXP 01/19/2008                      PUT      885218107        78       4,451          SH       PUT      SHARED - DEFINED
U-STORE-IT TRUST CMN                  COM      91274F104      1,563      170,603        SH                SHARED - DEFINED
WAL MART STORES INC CMN               COM      931142103      77,412     1,628,700      SH                SHARED - DEFINED
                                                            1,443,417

Name of Issuer                      Other      Voting Authority
                                    Managers         Sole         Shared      None

PUT/ACAS(DQSNF) @ 30
  EXP 02/16/2008                      N/A          6,735
APARTMENT INVT & MGMT CO
  CL-A CMN CLASS A                    N/A      3,777,717
ARBOR REALTY TRUST, INC. CMN          N/A        714,696
PUT/BAC(BACNI) @ 45 EXP
  02/16/2008                          N/A          7,750
BANKUNITED FINANCIAL CORP
  CL-A CMN CLASS A                    N/A        369,368
BRANDYWINE REALTY TRUST
  NEW CMN                             N/A      1,739,004
CAPLEASE INC CMN                      N/A          1,000
CORRECTIONS CORP OF AMERICA CMN       N/A      4,613,191
COUSINS PPTYS INC CMN                 N/A        178,991
DOUGLAS EMMETT INC. CMN               N/A      1,266,838
GENERAL GROWTH PROPERTIES
  INC CMN                             N/A      3,374,272
GLIMCHER REALTY TRUST SBI CMN         N/A      3,087,436
HIGHWOODS PROPERTIES INC CMN          N/A        312,500
HILLTOP HOLDINGS INC CMN              N/A      1,814,000
THE HOME DEPOT, INC. CMN              N/A        107,000
IRSA INVERSIONES Y REPRESENTAC
  IONES S A GDS REPSTG 10 SHS         N/A      1,214,000
INTERSTATE HOTELS & RESRTS
  INC CMN                             N/A      1,550,000
PUT/JLL(JLLOT) @ 100
  EXP 03/22/2008                      N/A          3,500
KILROY RLTY CORP COMMON STOCK         N/A      1,022,200
LIBERTY PROPERTY TRUST SBI CMN        N/A        985,808
MACK-CALI REALTY CORP CMN             N/A        157,700
MAGUIRE PPTYS INC CMN                 N/A      4,335,207
MARRIOTT INTERNATIONAL INC
  CL-A (NEW) CLASS A                  N/A      3,357,800
NRDC ACQUISITION CORP.
  1 UNT=1SHR+1WRN                     N/A      1,500,000
PARKWAY PROPERTIES INC MD CMN         N/A         18,700
POST PROPERTIES INC CMN               N/A      3,892,047
STRATEGIC HOTELS & RESORTS
  INC CMN                             N/A      3,517,928
SUN COMMUNITIES INC CMN               N/A      1,763,640
SUNRISE SENIOR LIVING INC CMN         N/A      2,824,076
CALL/SRZ(SRZAH) @ 40
  EXP 01/19/2008                      N/A            619
TEJON RANCH CO CMN                    N/A      2,231,565
THOMAS PPTYS GROUP INC CMN            N/A        728,899
PUT/TMA(TMAMU) @ 7.5
  EXP 01/19/2008                      N/A          4,451
U-STORE-IT TRUST CMN                  N/A        170,603
WAL MART STORES INC CMN               N/A      1,628,700